497 1 r497e0914.htm STARBOARD INVESTMENT TRUST - RISKX FUNDS
STARBOARD INVESTMENT TRUST

RiskX Funds

Supplement to the Prospectus,
Summary Prospectuses and
Statement of Additional Information
September 4 , 2014
This supplement to the Prospectus, Summary Prospectuses and Statement of Additional Information dated September 30, 2013 for the RiskX Funds ("Funds"), all series of the Starboard Investment Trust, updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863 .  You may obtain additional copies of the Prospectus, Summary Prospectuses and Statement of Additional Information, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Funds toll-free at the number above.
This supplement is to update language in the Prospectus dated September 30, 2013 relative to Net Annual Fund Operating Expenses for the Funds and the intent of FolioMetrix, the investment advisor to the Funds ("Advisor") to limit the total operating expense, including the fees and expenses of acquired mutual funds owned by the Funds as portfolio investments, effective June 1, 2014.
For each of the RiskX Funds, Chase Weaver, CFA is no longer a member of the portfolio management team. All references to Mr. Weaver in the Prospectus, Summary Prospectuses and Statement of Additional Information are hereby removed. The RiskX Funds, except for the Rx Dividend Income Fund, are managed by a portfolio management team comprised of Steven Wruble, CFA, Greg Rutherford, and D. Jerry Murphey.
Prospectus
For the Rx Dynamic Growth Fund, the Rx Dynamic Total Return Fund, the Rx Tactical Rotation Fund and the Rx Dividend Income Fund, each table titled "Annual Fund Operating Expenses" under the section titled "Fees and Expenses of the Fund" is revised by replacing the third footnote of such table in its entirety with the following:
The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.99% of the average daily net assets of the Fund through August 31, 2015.  The Expense Limitation Agreement may not be terminated prior to that date.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.  Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.
For the Rx Traditional Equity Fund, the Rx Tax Advantaged Fund, the Rx Non Traditional Fund, the Rx High Income Fund, the Rx Traditional Fixed Income Fund, and the Rx Premier Managers Fund, each table titled "Annual Fund Operating Expenses" under the section titled "Fees and Expenses of the Fund" is revised by replacing the second footnote of such table in its entirety with the following:
The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.99% of the average daily net assets of the Fund through August 31, 2015.  The Expense Limitation Agreement may not be terminated prior to that date.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.  Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.
For each RiskX Fund (except the Rx Dividend Income Fund), the subsection captioned "Portfolio Managers" under the section titled "Management" is revised by replacing the subsection in its entirety with the following:
Portfolio Managers. The Fund's portfolio managers are Steven Wruble, CFA, Greg Rutherford, and D. Jerry Murphey.  Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor.  He joined the firm in 2011.  Mr. Rutherford is a co-founder of the firm and is currently the Managing Director and Portfolio Manager.  Ms. Campbell is a Senior Research Analyst and Portfolio Manager for the Advisor and has been with the firm since 2009.  Mr. Murphey is the Manager, President and CEO for the Advisor and has been with the firm since 2009.
On page 110 of the Prospectus, the subsection captioned "Portfolio Managers" under the section titled "Management of the Funds - Investment Advisor" is revised by replacing the fifth paragraph of that subsection in its entirety with the following:
D. Jerry Murphey, Manager, President and Chief Executive Officer: Mr. Murphey has served on the investment committee since 2014.  Prior to joining the Advisor, Mr. Murphey was Prudential Investment Management Services, an investment management firm.
On page 112 of the Prospectus, the subsection captioned "Operating Plan" under the section titled "Additional Information on Expenses" is revised by replacing the subsection in its entirety with the following:
Expense Limitation Agreement.  In the interest of limiting expenses of the Funds, the Advisor has entered into an Expense Limitation Agreement with the Trust, pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds ((exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses are limited to: 1.99% of each of the RiskX Funds for the period ending August 31, 2015.  The Expense Limitation Agreement may not be terminated prior to that date.  It is expected that the Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as such term is defined in the Investment Company Act of 1940, and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
Statement of Additional Information
On page 49 of the Statement of Additional Information, the subsection captioned "Portfolio Managers" under the section titled "Management and Other Service Providers" is revised by replacing the fifth paragraph of that subsection in its entirety with the following:
Portfolio Managers.  Greg Rutherford, Steven Wruble, CFA, and Jerry Murphey are the portfolio management team for the Rx Dynamic Growth Fund and Rx Premier Managers Fund.  Mr. Rutherford, Mr. Wruble, and Mr. Murphey are the portfolio management team for the Rx Dynamic Total Return Fund, Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, and Rx Tax Advantaged Fund.  They are currently not responsible for the day-to-day management of any accounts other than the Funds.  David Ruff, CFA, Randall Coleman, CFA, and Bruce Brewington are the portfolio management team for the Rx Dividend Income Fund.
On page 50 of the Statement of Additional Information, the subsection captioned "Ownership of Fund Shares" under the section titled "Management and Other Service Providers" is revised by adding the following at the end of that subsection:
The table below shows the amount of each Fund's equity securities beneficially owned by Mr. Murphey as of June 30, 2014 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.
Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund
D. Jerry Murphey	Rx Dynamic Growth Fund	B
	Rx Dynamic Total Return Fund	A
	Rx Non Traditional Fund	A
	Rx High Income Fund	A
	Rx Traditional Equity Fund	A
	Rx Traditional Fixed Income Fund	A
	Rx Tactical Rotation Fund	A
	Rx Tax Advantaged Fund	A
	Rx Premier Managers Fund	A

Investors Should Retain This Supplement for Future Reference